9. NOTES PAYABLE AND CAPITAL LEASE OBLIGATIONS (Details 2) (USD $)	Dec. 31, 2012
Notes Payable And Capital Lease Obligations Details 2
December 31, 2013	$ 900,000
December 31, 2014	613,000
December 31, 2015	397,000
December 31, 2016	293,000
December 31, 2017	142,000
Total future minimum lease payments	2,345,000
Less: imputed interest	(285,000)
Less: current portion	(757,000)
Total Long Term Portion	$ 1,303,000